Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 21,840	$ 19,369
Accumulated depreciation	(17,264)	(15,259)
Property, Plant and equipment, net	4,576	4,110
Depreciation	2,009	2,000	$ 1,731
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	17,305	15,494
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	1,129	991
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 3,406	$ 2,884